OTHER NON-CURRENT LIABILITIES - Other Non-Current Liabilities by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pascua-Lama
Disclosure of detailed information about other non-current liabilities [Line Items]
Deposit on agreement	$ 172	$ 167
Bulyanhulu and Buzwagi [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Shareholder loan	50	60
Pueblo Viejo [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Deposit on agreement	371	408
Shareholder loan	406	407
Revenues from streaming arrangements
Revenue	2,300	1,429
Pueblo Viejo [Member] | Royal Gold
Revenues from streaming arrangements
Revenue	59	30
Liability payable to NCI shareholders	240
Other liabilities (note 29)	1,687	1,174
Revenue	16,956	12,922
Subsidiaries [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Long-term income tax payable	100	80
Derivative financial liabilities	297	0
Liability payable to NCI shareholders	240	0
Non-current provision for decommissioning, restoration and rehabilitation costs	37	36
Other non-current financial liabilities	$ 14	$ 16